Warrants - Rollforward (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 29, 2023	Oct. 13, 2024	Apr. 28, 2024
Class Of Warrant Or Right, Outstanding, Rollforward [Roll Forward]
Warrants outstanding, beginning (in shares)	354,436	28,797,500	483,649
Granted (in shares)		1,041,792	28,864,100
Expired (in shares)		0	0
Exercised (in shares)		0	(160,149)
Warrants outstanding, ending (in shares)		29,839,292	28,797,500
Class Of Warrant Or Right, Weighted-Average Exercise Price, Rollforward [Roll Forward]
Warrants, Weighted-Average Exercise Price, beginning (in dollars per share)		$ 9.58	$ 1.31
Granted (in dollars per share)		0.01	9.56
Expired (in dollars per share)		0	0
Exercised (in dollars per share)		0	0.01
Warrants, Weighted-Average Exercise Price, ending (in dollars per share)		$ 9.25	$ 9.58